NATURE OF BUSINESS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
NATURE OF BUSINESS
Number of Products In Development | item	2
Net loss	$ (100,009)	$ (249,983)
Cash, cash equivalents and restricted cash	$ 1,679,175	$ 490,315	$ 19,322